Label	Element	Value
UBS International Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000886244_SupplementTextBlock
The UBS Funds

Prospectus Supplement

•	UBS Dynamic Alpha Fund

•	UBS Global Allocation Fund

•	UBS International Sustainable Equity Fund

•	UBS U.S. Large Cap Equity Fund

•	UBS U.S. Small Cap Growth Fund

•	UBS Municipal Bond Fund

•	UBS Total Return Bond Fund

August 8, 2017

Dear Investor,

The purpose of this supplement is to update certain information for The UBS Funds (the "Trust"). This supplement discloses variations to sales load waivers and discounts that would apply to investors that purchase Class A or Class C shares of the funds through a single intermediary or category of multiple intermediaries.

Effective immediately, the Prospectus is hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	UBS International Sustainable Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The "Summary" section for each fund is revised by adding the following sentences as the last two sentences of the first paragraph of the sub-section captioned "Fees and expenses":

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.